Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT REPORTING
17.	SEGMENT REPORTING

The operations of the Group are organized into two segments, consisting of Yuantel and Connected Solution.

The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. CODM does not evaluate operating segments using asset information.

The CODM evaluates performance based on each reporting segment’s net revenue and operating profit (loss). The table below provides a summary of the Group’s operating segment results for the three months ended March 31, 2017 and 2018:

		Connected	Total
Three months ended March 31, 2018	Yuantel	Solution	Segments	Eliminations	Consolidated

Net revenue
-External customers	7,882	50,374	58,256	-	58,256
-Inter-segment	-	304	304	(304)	-
Total net revenue	7,882	50,678	58,560	(304)	58,256

Operating income	684	2,505	3,189	-	3,189

		Connected	Total
Three months ended March 31, 2017	Yuantel	Solution	segments	Eliminations	Consolidated

Net revenue
-External customers	6,447	24,763	31,210	-	31,210
-Inter-segment	-	449	449	(449)	-
Total net revenue	6,447	25,212	31,659	(449)	31,210

Operating (loss) income	(1,122)	2,193	1,071	-	1,071

	Three Months Ended March 31,
	2017	2018
	US$	US$

PRC	12,759	11,179
Outside PRC:
United States	1,553	4,196
India	2,088	42,074
Rest of the world	14,810	807
Total net revenue	31,210	58,256

23.	SEGMENT REPORTING

The operations of the Group are organized into two segments, consisting of Yuantel and Connected Solution.

The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. CODM does not evaluate operating segments using asset information.

The CODM evaluates performance based on each reporting segment’s net revenue and operating profit (loss). The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2015, 2016 and 2017:

FY2017	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	32,074	122,233	154,307	-	154,307
-Inter-segment	-	1,879	1,879	(1,879)	-
Total net revenue	32,074	124,112	156,186	(1,879)	154,307

Operating loss	331	(8,241)	(7,910)	-	(7,910)

FY2016	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	35,138	85,448	120,586	-	120,586
-Inter-segment	-	2,016	2,016	(2,016)	-
Total net revenue	35,138	87,464	122,602	(2,016)	120,586

Operating profit	(3,589)	8,829	5,240	-	5,240

FY2015	Yuantel	Connected Solution	Total segments	Eliminations	Consolidated

Net revenue
-External customers	19,957	55,115	75,072	-	75,072
-Inter-segment	-	3,615	3,615	(3,615)	-
Total net revenue	19,957	58,730	78,687	(3,615)	75,072

Operating profit	(5,968)	6,789	821	(108)	713

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

PRC	28,442	41,214	49,761
Outside PRC:
United States	14,978	34,526	23,312
India	7,949	25,126	70,421
Rest of the world	23,703	19,720	10,813
Total net revenue	75,072	120,586	154,307